Provisions - Schedule of environmental provision (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Discounted	£ 3,049	£ 3,109	£ 2,642
Environmental
Disclosure of other provisions [line items]
Discounted	2,172	2,418	£ 1,891
Real undiscounted	£ 2,555	£ 2,697
Real discount rate (in percent)	2.00%	1.50%	1.50%	0.50%
Environmental | UK
Disclosure of other provisions [line items]
Discounted	£ 107	£ 108
Real undiscounted	£ 115	£ 118
Real discount rate (in percent)	1.00%	1.00%
Environmental | US
Disclosure of other provisions [line items]
Discounted	£ 2,065	£ 2,310
Real undiscounted	£ 2,440	£ 2,579
Real discount rate (in percent)	2.00%	1.50%